LONG TERM LOAN	9 Months Ended
Sep. 30, 2025
Long Term Loan
LONG TERM LOAN

NOTE 9 – LONG TERM LOAN

During the year ended December 31, 2020, the Company secured a term loan with a principal amount of $182,542 (NIS 500,000) from an Israeli bank. The loan bears interest at a variable rate of prime + 1.50% per annum and matures on September 18, 2025. The loan is subject to 48 monthly payments commencing October 18, 2021. $9,127 (NIS 25,000) was deposited in the bank as security for the loan.

During the period ended September 30, 2025, the Company secured three term loans with principal amounts of $39,674 (NIS 100,000), $39,674 (NIS 100,000) and $25,449 (NIS 64,000) from an Israeli bank. The loans bear interest at a variable rate of prime + 2.56% to 2.74% per annum and mature on May 20,2027, April 20,2028 and August 20. 2030. The loans are subject to 24 and 36 monthly payments commencing June 20, 2025 and May 20, 2025.

The activities of the long term loans during the nine-month ended September 30, 2025 are as follows:

	September 30, 2025	December 31, 2024
Balance, opening	$40,769	$85,107
Repayments	(48,199)	(47,818)
Addition	104,978	-
Interest expense, accrued	3,744	4,848
Translation difference	(2,013)	(1,368)
Balance, ending	99,279	40,769

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Condensed Consolidated Interim Financial Statements

For the nine months ended September 30, 2025

(Expressed in Canadian dollars)

(Unaudited)

NOTE 9 – LONG TERM LOAN (continued)

Less:
Long term loan – current portion	38,593	40,769
Long term loan	$60,686	$-

The undiscounted repayments for each of the next six years and in the aggregate are:

Year ended	Amount
December 31, 2025	14,560
December 31, 2026	37,226
December 31, 2027	27,618
December 31, 2028	10,137
December 31, 2029	5,672
December 31, 2030	4,066
$99,279